Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our Compensation Committee and Board generally make equity grants on regularly scheduled dates, including (i) in March for executive officers and other employees and (ii) following our annual meetings of shareholders for non-employee directors. In certain circumstances, such as in connection with new hires, promotions or similar events, or where the Board or Compensation Committee determines that making grants on such date would be in the Company’s best interest, the Board or Compensation Committee may change a regularly scheduled grant date and approve the grant of equity awards at other times.
During 2024, our Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of such awards. No stock options were granted during the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such report.

Award Timing Method
Our Compensation Committee and Board generally make equity grants on regularly scheduled dates, including (i) in March for executive officers and other employees and (ii) following our annual meetings of shareholders for non-employee directors. In certain circumstances, such as in connection with new hires, promotions or similar events, or where the Board or Compensation Committee determines that making grants on such date would be in the Company’s best interest, the Board or Compensation Committee may change a regularly scheduled grant date and approve the grant of equity awards at other times.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During 2024, our Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of such awards.
MNPI Disclosure Timed for Compensation Value	false